Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment
#: 1
	$ 71,819	Fees	UNITED STATES	snj:US-CA	U.S. Customs and Border Protection of the U.S. Department of Homeland Security [Member]	Exporting for Transmission and Distribution to Customers For U.S. Customs and Border Protection of the U.S. Department of Homeland Security [Member]	Natural Gas [Member]	Sempra California [Member]
#: 2
	1,054,496	Taxes	MEXICO	snj:MX-BCN	Municipio de Ensenada (City of Ensenada) [Member]	Energía Costa Azul For Municipio de Ensenada (City of Ensenada) [Member]	Natural Gas [Member]	Sempra Infrastructure [Member]
#: 3
	7,636,114	Taxes	MEXICO		Tesorería de la Federación (Mexico's Department of Treasury) [Member]	Exporting to Ecogas, Termoeléctrica de Mexicali and Third Parties For Tesorería de la Federación (Mexico's Department of Treasury) [Member]	Natural Gas [Member]	Sempra Infrastructure [Member]
#: 4
	106,493	Fees	MEXICO		Instituto Mexicano del Seguro Social (Mexican Institute of Social Security) [Member]	Exporting to Ecogas, Termoeléctrica de Mexicali and Third Parties For Instituto Mexicano del Seguro Social (Mexican Institute of Social Security) [Member]	Natural Gas [Member]	Sempra Infrastructure [Member]
#: 5
	35,114,839	Taxes	MEXICO	snj:MX-BCN	Tesorería de la Federación (Mexico's Department of Treasury) [Member]	Energía Costa Azul For Tesorería de la Federación (Mexico's Department of Treasury) [Member]	Natural Gas [Member]	Sempra Infrastructure [Member]
#: 6
	3,018,613	Fees	MEXICO	snj:MX-BCN	Tesorería de la Federación (Mexico's Department of Treasury) [Member]	Energía Costa Azul For Tesorería de la Federación (Mexico's Department of Treasury) [Member]	Natural Gas [Member]	Sempra Infrastructure [Member]
#: 7
	613,636	Fees	MEXICO	snj:MX-BCN	Instituto Mexicano del Seguro Social (Mexican Institute of Social Security) [Member]	Energía Costa Azul For Instituto Mexicano del Seguro Social (Mexican Institute of Social Security) [Member]	Natural Gas [Member]	Sempra Infrastructure [Member]
#: 8
	$ 3,896,183	Fees	MEXICO		Centro Nacional de Control del Gas Natural (National Center for Natural Gas Control) [Member]	Exporting to Ecogas, Termoeléctrica de Mexicali and Third Parties For Centro Nacional de Control del Gas Natural (National Center for Natural Gas Control) [Member]	Natural Gas [Member]	Sempra Infrastructure [Member]